Cash and Liquidity (Details) (USD $)	6 Months Ended	12 Months Ended				54 Months Ended
	Jul. 31, 2008	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012
Cash and Liquidity
Losses in all previous reporting periods from inception to date	$ 7,187	$ 2,364,852	$ 3,758,817	$ 36,158	$ 33,714	$ 6,200,728